Note 4 - Capital Disclosures (Details Textual) - USD ($)	Sep. 30, 2018	May 30, 2018	Mar. 31, 2018	Mar. 28, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Maximum equity authorised			$ 100,000,000
Total cash	$ 832,000				$ 3,225,000
Total cash equivalents	$ 14,224,000				$ 7,406,000
Investments, Interest Rate	1.45%				1.45%
Aspire purchase agreement 2018 [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value		$ 20,000,000
Cantor Fitzgerald [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value				$ 30,000,000